Cash and Cash Equivalents - Additional Information (Detail) - Prior year restatement [Member] - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Line Items]
Increase in cash and cash equivalents	$ 5.7	$ 6.5
Increase in interest bearing loans and borrowings	5.7	6.5
Minimum [member]
Cash And Cash Equivalents [Line Items]
Increase in cash and cash equivalents	4.2	2.7
Increase in interest bearing loans and borrowings	10.1	10.7
Maximum [member]
Cash And Cash Equivalents [Line Items]
Increase in cash and cash equivalents	9.9	9.2
Increase in interest bearing loans and borrowings	$ 15.8	$ 17.2